Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of CRSO Trust 2023-BRND, Commercial Mortgage Pass-Through Certificates, Series 2023-BRND. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Goldman Sachs Mortgage Company and Goldman Sachs & Co. LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 29, 2023, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From June 5, 2023 through June 29, 2023, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

Member of Deloitte Touche Tohmatsu Limited

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 29, 2023

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory notes A-1 and A-2 (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft upfront rollover reserve guaranty (the “Reserve Guaranty”);

Draft con-consolidation opinion letter (the “Non-Consolidation Opinion”);

Draft cash management agreement and draft deposit account control agreements, (collectively, the “Cash Management Agreement”);

Draft closing statement (the “Closing Statement”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Underwritten rent roll (the “Rent Roll”);

CRE insurance risk analysis (the “Insurance Analysis”);

Parking structure ground lease, first amendment to the parking structure ground lease and partial assignment, assumption of parking structure ground lease and draft estoppel certificate (collectively, the “Ground Lease”);

Phase I environmental report (the “Phase I Report”);

Seismic Risk Assessment (the “Seismic Report”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	None - Company Provided
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Rent Roll
14	Total Property Occupancy Rate	Rent Roll
15	Occupancy As of Date	Rent Roll
16	Whole Loan Original Balance	Loan Agreement
17	Whole Loan Cut-off Date Balance	Loan Agreement
18	Whole Loan Per SF	Refer to calculation procedures
19	Mortgage Loan Original Balance	Loan Agreement
20	Mortgage Loan Cut-off Date Balance	Loan Agreement
21	Loan Purpose	Closing Statement
22	Borrower	Loan Agreement
23	Sponsor	Loan Agreement
24	Carve-Out Guarantor(s)	Guaranty
25	Non-Consolidation Opinion	Non-Consolidation Opinion
26	Independent Director	Loan Agreement
27	SPE	Loan Agreement
28	Title Type	Title Policy
29	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
30	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
31	Whole Loan Monthly IO Payment	Refer to calculation procedures
32	Whole Loan Annual IO Debt Service	Refer to calculation procedures
33	Monthly P&I Payment	Not Applicable
34	Annual P&I Debt Service	Not Applicable
35	Interest Accrual Method	Loan Agreement
36	Interest Accrual Start	Loan Agreement
37	Interest Accrual End	Loan Agreement
38	Grace Period (Late Fee)	Loan Agreement
39	Grace Period (Default)	Loan Agreement

	Characteristic	Source Document
40	IO Term (mos)	Loan Agreement
41	Original Amortization Term	Loan Agreement
42	Amortization Type	Loan Agreement
43	Origination Date	Loan Agreement
44	First Payment Date	Loan Agreement
45	Interest Rate	None - Company Provided
46	Administrative Fee Rate	None - Company Provided
47	Net Interest Rate	Refer to calculation procedures
48	Original Loan Term (mos)	Loan Agreement
49	Remaining Loan Term (mos)	Refer to calculation procedures
50	Seasoning	Refer to calculation procedures
51	Maturity Date	Loan Agreement
52	Whole Loan Balloon Balance	Loan Agreement
53	Mortgage Loan Balloon Balance	Loan Agreement
54	Lockout Expiration Date	Loan Agreement
55	Open Period Begin Date	Loan Agreement
56	Prepay Description	Loan Agreement
57	Appraisal Date	Appraisal Report
58	Appraisal Value	Appraisal Report
59	Cut-off Date LTV	Refer to calculation procedures
60	Maturity Date LTV	Refer to calculation procedures
61	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
62	Fourth Most Recent NOI	Underwritten Financial Summary Report
63	Third Most Recent NOI Date	Underwritten Financial Summary Report
64	Third Most Recent NOI	Underwritten Financial Summary Report
65	Second Most Recent NOI Date	Underwritten Financial Summary Report
66	Second Most Recent NOI	Underwritten Financial Summary Report
67	Most Recent NOI Date	Underwritten Financial Summary Report
68	Most Recent Description	Underwritten Financial Summary Report
69	Most Recent Revenue	Underwritten Financial Summary Report
70	Most Recent Expenses	Underwritten Financial Summary Report
71	Most Recent NOI	Underwritten Financial Summary Report
72	Most Recent NCF	Underwritten Financial Summary Report
73	Underwritten Base Rent	Underwritten Financial Summary Report
74	Underwritten Effective Gross Income	Underwritten Financial Summary Report
75	Underwritten Expenses	Underwritten Financial Summary Report
76	Underwritten NOI	Underwritten Financial Summary Report
77	Underwritten IO NOI DSCR	Refer to calculation procedures
78	Underwritten P&I NOI DSCR	Not Applicable
79	Underwritten NOI Debt Yield	Refer to calculation procedures

	Characteristic	Source Document
80	Underwritten Replacement Reserve	Underwritten Financial Summary Report
81	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
82	Underwritten NCF	Underwritten Financial Summary Report
83	Underwritten IO NCF DSCR	Refer to calculation procedures
84	Underwritten P&I NCF DSCR	Not Applicable
85	Underwritten NCF Debt Yield	Refer to calculation procedures
86	Major Tenant 1	Rent Roll
87	Major Tenant 1 UW Base Rent	Rent Roll
88	Major Tenant 1 % UW Base Rent	Refer to calculation procedures
89	Major Tenant 1 Sq. Ft.	Rent Roll
90	Major Tenant 1 Expiration	Rent Roll
91	Major Tenant 2	Rent Roll
92	Major Tenant 2 UW Base Rent	Rent Roll
93	Major Tenant 2 % UW Base Rent	Refer to calculation procedures
94	Major Tenant 2 Sq. Ft.	Rent Roll
95	Major Tenant 2 Expiration	Rent Roll
96	Major Tenant 3	Rent Roll
97	Major Tenant 3 UW Base Rent	Rent Roll
98	Major Tenant 3 % UW Base Rent	Refer to calculation procedures
99	Major Tenant 3 Sq. Ft.	Rent Roll
100	Major Tenant 3 Expiration	Rent Roll
101	Major Tenant 4	Rent Roll
102	Major Tenant 4 UW Base Rent	Rent Roll
103	Major Tenant 4 % UW Base Rent	Refer to calculation procedures
104	Major Tenant 4 Sq. Ft.	Rent Roll
105	Major Tenant 4 Expiration	Rent Roll
106	Major Tenant 5	Rent Roll
107	Major Tenant 5 UW Base Rent	Rent Roll
108	Major Tenant 5 % UW Base Rent	Refer to calculation procedures
109	Major Tenant 5 Sq. Ft.	Rent Roll
110	Major Tenant 5 Expiration	Rent Roll
111	Lockbox	Cash Management Agreement
112	Cash Management	Cash Management Agreement
113	Cash Management Springing Condition	Loan Agreement
114	Engineering Report Date	Engineering Report
115	Environmental Phase I Report Date	Phase I Report
116	Environmental Phase II Report Date	Not Applicable
117	Seismic Report Date	Seismic Report
118	Seismic PML	Seismic Report
119	Terrorism Insurance	Insurance Analysis

	Characteristic	Source Document
120	Windstorm Insurance	Insurance Analysis
121	Earthquake Insurance	Insurance Analysis
122	Flood Insurance	Insurance Analysis
123	Ground Lease Expiration Date	Ground Lease
124	Ground Lessor	Ground Lease
125	Additional Financing	Loan Agreement
126	In Place/Future	Loan Agreement
127	Additional Financing Type	Not Applicable
128	Additional Financing Original Balance	Not Applicable
129	Additional Financing Cut-off Date Balance	Not Applicable
130	Additional Financing Cumulative Loan Per SF	Not Applicable
131	Additional Financing Cumulative LTV	Not Applicable
132	Additional Financing Lender	Not Applicable
133	Additional Financing Interest Rate	Not Applicable
134	Additional Financing Interest Accrual Method	Not Applicable
135	Additional Financing Amortization Type	Not Applicable
136	Additional Financing Origination Date	Not Applicable
137	Additional Financing Monthly IO Payment	Not Applicable
138	Additional Financing Annual IO Payment	Not Applicable
139	Additional Financing Monthly P&I Payment	Not Applicable
140	Additional Financing Annual P&I Payment	Not Applicable
141	Additional Financing Cumulative IO DSCR on NCF	Not Applicable
142	Additional Financing Cumulative P&I DSCR on NCF	Not Applicable
143	Additional Financing Cumulative Debt Yield on NOI	Not Applicable
144	Additional Financing Cumulative Debt Yield on NCF	Not Applicable
145	Real Estate Tax Escrow - Initial	Loan Agreement/Closing Statement
146	Real Estate Tax Escrow - Ongoing	Loan Agreement
147	Real Estate Tax Escrow - Springing Condition	Loan Agreement
148	Insurance Escrow - Initial	Loan Agreement/Closing Statement
149	Insurance Escrow - Ongoing	Loan Agreement
150	Insurance Escrow - Springing Condition	Loan Agreement
151	Replacement Reserve Escrow - Initial	Loan Agreement/Closing Statement
152	Replacement Reserve Escrow - Ongoing	Loan Agreement
153	Replacement Reserve Escrow - Springing Condition	Loan Agreement
154	Immediate Repairs Escrow - Initial	Loan Agreement/Closing Statement
155	Immediate Repairs Escrow – Ongoing	Loan Agreement
156	Rollover Escrow – Initial	Loan Agreement/Reserve Guaranty

	Characteristic	Source Document
157	Rollover Escrow – Ongoing	Loan Agreement
158	Rollover Reserve Escrow – Springing Condition	Loan Agreement
159	Other Escrow Required	Loan Agreement/Closing Statement
160	Other Escrow Description	Loan Agreement/Closing Statement
161	Other Escrow Initial	Loan Agreement/Closing Statement
162	Other Escrow Ongoing	Loan Agreement
163	Other Escrow - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 18, we recomputed the Whole Loan Per SF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 29, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 30, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 32, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 47, we recomputed the Net Interest Rate as the difference of (a) the Interest Rate and (b) the Administrative Fee Rate.

With respect to Characteristic 49, we recomputed the Remaining Loan Term (mos) as the difference of (a) the Original Loan Term (mos) and (b) the Seasoning.

With respect to Characteristic 50, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of July 1, 2023 (the “Cut-off Date.”).

With respect to Characteristic 59, we recomputed the Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 60, we recomputed the Maturity Date LTV by dividing the (i) Whole Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 77, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 79, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 83, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 85, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Whole Loan Cut-Off Date Balance.

With respect to Characteristic 88, we recomputed the Major Tenant 1 % UW Base Rent by dividing the (i) Major Tenant 1 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 93, we recomputed the Major Tenant 2 % UW Base Rent by dividing the (i) Major Tenant 2 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 98, we recomputed the Major Tenant 3 % UW Base Rent by dividing the (i) Major Tenant 3 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 103, we recomputed the Major Tenant 4 % UW Base Rent by dividing the (i) Major Tenant 4 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 108, we recomputed the Major Tenant 5 % UW Base Rent by dividing the (i) Major Tenant 5 UW Base Rent by (ii) Underwritten Base Rent.